Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events/Subsequent Events (Unaudited) [Abstract]
SUBSEQUENT EVENTS

NOTE 12—SUBSEQUENT EVENTS

On January 20, 2012, at a special meeting of our stockholders, our stockholders approved certain amendments to our charter (as amended and restated, the “Amended Charter”) to (i) change all of our outstanding and undesignated shares of common stock into shares of Class E common stock and classify two new classes of common stock, Class A and Class M (the “Classification”), (ii) incorporate certain provisions in order to satisfy the requirements of the North American Securities Administrators Association’s Statement of Policy Regarding Real Estate Investment Trusts, as revised and adopted on May 7, 2007 (the “NASAA REIT Guidelines”), (iii) include a provision that requires that any person who makes a tender offer for our shares of stock, including, without limitation, a “mini-tender” offer, must comply with most of the provisions set forth in Regulation 14D of the Exchange Act of 1934, as amended, including without limitation, disclosure and notice requirements, that would be applicable if the tender offer is for more than five percent of our outstanding shares of common stock, (iv) authorize “blank check” preferred stock, consisting of 50,000,000 authorized shares, which may be issued in one or more classes or series, with such rights, preferences, privileges and restrictions as will be fixed by the Company’s board of directors and (v) further modernize our charter based on developments in REIT law and industry practice. Upon the effectiveness of the Classification, each share of our outstanding common stock, all of which are currently unclassified, will be changed into one share of Class E common stock. The Amended Charter and the Classification have been approved by our board of directors and our stockholders but will not become effective until the Amended Charter has been filed with and accepted for record by the State Department of Assessments and Taxation of Maryland, which we expect to occur during 2012.

On January 23, 2012, the board of directors declared a dividend of $0.55 per Share to stockholders of record as of March 30, 2012, payable on May 4, 2012.

On February 10, 2012, we defaulted on its mortgage loan payable obligation collateralized by Metropolitan Park North. The outstanding balance on the mortgage loan payable is approximately $56,513, bearing interest at a fixed rate of 5.73% and is scheduled to mature in April 2013. The loan contains an acceleration clause in which the lender may, in the event of a default and without notice, declare the outstanding loan balance immediately due and payable. During the time the default exists, the lender may charge default interest at a rate of 9.73%. The mortgage loan payable is non-recourse to us. We expect to ultimately relinquish our ownership of the property to the lender in a deed in lieu of foreclosure or other alternative transaction, including foreclosure in satisfaction of the mortgage.

On February 10, 2012, the lender of the mortgage loan payable on Marketplace at Northglenn filed to foreclose on the property with the county of Adams, Colorado. We expect to ultimately relinquish our ownership of the property to the lender sometime during 2012 in a deed in lieu of foreclosure or other alternative transaction, including foreclosure in satisfaction of the mortgage.